Statements of Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash	$ 5,101,743	$ 3,095,475
Investments, at fair value	75,633,265,423	65,357,821,177
Investments, at contract value	1,898,512,942	0
Total investments	77,531,778,365	65,357,821,177
Receivables
Participant loans	260,395,359	255,780,390
Other receivables	53,076,017	29,314,596
Total receivables	313,471,376	285,094,986
Total assets	77,850,351,484	65,646,011,638
LIABILITIES
Operating payables	10,086,734	7,424,002
Other payables	19,780,966	11,250,512
Total liabilities	29,867,700	18,674,514
NET ASSETS AVAILABLE FOR BENEFITS	$ 77,820,483,784	$ 65,627,337,124